Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Notional Amounts of Outstanding Derivative Instruments

As at December 31, 2013, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated and Singapore dollar-denominated forecasted transactions:

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	187	207
Currency options Currency collars	49 253	105 348

In millions of Singapore dollars	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	—	149

Fair Value of Derivative Instruments

Information on fair value of derivative instruments and their location in the consolidated balance sheets as at December 31, 2013 and December 31, 2012 is presented in the table below:

In millions of U.S. dollars	As at December 31, 2013		As at December 31, 2012
Asset Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other current assets	26	Other current assets	21
Currency collars	Other current assets	10	Other current assets	8
Currency options	Other current assets	5	Other current assets	—

Total derivatives designated as a hedge		41		29

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other current assets	2	Other current assets	7

Total derivatives not designated as a hedge:		2		7

Total Derivatives		43		36

In millions of U.S. dollars	As at December 31, 2013		As at December 31, 2012
Liability Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(1)	Other payables and accrued liabilities	—
Currency collars	Other payables and accrued liabilities	(2)

Total derivatives designated as a hedge		(3)		—

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(1)	Other payables and accrued liabilities	(1)

Total derivatives not designated as a hedge:		(1)		(1)

		(4)

Total Derivatives				(1)

Effect on Consolidated Statements of Income of Derivative Instruments

The effect on the consolidated statements of income for the year ended December 31, 2013 and December 31, 2012 and on the “Accumulated other comprehensive income (loss)” (“AOCI”) as reported in the statements of equity as at December 31, 2013 and December 31, 2012 of derivative instruments designated as cash flow hedge is presented in the table below:

In millions of U.S. dollars	Gain (loss) deferred in OCI on derivative		Location of gain (loss) reclassified from OCI into earnings	Gain (loss) reclassified from OCI into earnings
	December 31, 2013	December 31, 2012		December 31, 2013	December 31, 2012
Foreign exchange forward contracts	14	11	Cost of sales	13	(25)
Foreign exchange forward contracts	2	1	Selling, general and administrative	2	(2)
Foreign exchange forward contracts	10	9	Research and development	13	(18)
Currency options	1	—	Cost of sales	—	(1)
Currency options	1	—	Research and development	—	(1)
Currency collars	6	5	Cost of sales	3	(13)
Currency collars	1	1	Selling, general and administrative	1	(3)
Currency collars	3	2	Research and development	1	(8)
Total	38	29		33	(71)

Derivative Instruments Designated as Cash Flow Hedge

The effect on the consolidated statements of income for the year ended December 31, 2013 and December 31, 2012 of derivative instruments not designated as a hedge is presented in the table below:

In millions of U.S. dollars	Location of gain recognized in earnings	Gain recognized in earnings
		December 31, 2013	December 31, 2012
Foreign exchange forward contracts	Other income and expenses, net	10	20
Total		10	20

Derivative Instruments Not Designated as Hedge

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2013:

		Fair Value Measurements using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	December 31, 2013
In millions of U.S. dollars
Euro-denominated Senior debt Floating Rate Notes issued by financial institutions	27	27	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by financial institutions	30	30	—	—
Equity securities classified as available-for-sale	11	11	—	—
Equity securities classified as held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	38	—	38	—
Derivative instruments not designated as a hedge	1	—	1	—
Total	115	76	39	—

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2012:

		Fair Value Measurements using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	December 31, 2012
In millions of U.S. dollars
Debt securities issued by the U.S. Treasury	150	150	—	—
Euro-denominated Senior debt Floating Rate Notes issued by financial institutions	59	59	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by financial institutions	29	29	—	—
Equity securities classified as available-for-sale	10	10	—	—
Equity securities classified as held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	29	—	29	—
Derivative instruments not designated as a hedge	6	—	6	—
Total	291	256	35	—

Schedule of Assets (Liabilities) Measured at Fair Value on Non-Recurring Basis

The table below details assets (liabilities) measured at fair value on a non-recurring basis as at December 31, 2013:

		Fair value measurements using
In millions of U.S. dollars		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	December 31, 2013
Assets held for sale	16	—	—	16
Total

Schedule of Assets (Liabilities) Measured at Fair Value on Non-Recurring Basis Using Significant Unobservable Inputs (Level 3)

For assets (liabilities) measured at fair value on a non-recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2013 and December 31, 2013 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2013	—
Assets held for sale Sale of assets	11 (5)
Deconsolidation of assets	(6)
Veredus asset group	16

December 31, 2013	16

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(5)

Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost

The following table includes additional fair value information on financial assets and liabilities as at December 31, 2013 and 2012:

		2013		2012
Description	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
In millions of U.S. dollars
Cash and cash equivalents	1	1,836	1,836	2,250	2,250
Long-term debt		1,153	1,153	1,301	1,301
- Bank loans (including current portion)	2	1,153	1,153	839	839
- Senior Bonds	2	—	—	462	462

Details of Securities that Currently are in Unrealized Loss Position

The table below details securities that were in an unrealized loss position as at December 31, 2012. The securities are segregated by investment type and the length of time that the individual securities have been in a continuous unrealized loss position as of December 31, 2012.

	December 31, 2012
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
Senior debt floating rate notes	—	—	88	(1)	88	(1)

Total	—	—	88	(1)	88	(1)